Tax Payable - Schedule of Tax Payable Consisted (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Tax Payable Consisted Abstract
Corporate tax payable	$ 962,235	$ 1,117,155
VAT payable (receivable)	48,585	(50,586)
Other tax payable	10,575
Total Tax Payable	$ 1,021,395	$ 1,066,569